Segment Analysis (Tables)	12 Months Ended
Mar. 31, 2018
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Segmental Results of Operations

Segmental Results of Operations

For the fiscal year ended March 31, 2018:

	Wholesale Business Unit	Retail Business Unit	International Business Unit	Global Markets Business Unit	Head office account and others	Total
	(In billions)
Consolidated gross profit(1)	¥772.9	¥1,311.7	¥632.0	¥356.2	¥(91.7)	¥2,981.1
General and administrative expenses	(347.9)	(1,027.7)	(280.7)	(53.9)	(106.0)	(1,816.2)
Others(2)	53.7	15.6	46.9	17.5	(94.8)	38.9

Consolidated net business profit	¥478.7	¥299.6	¥398.2	¥319.8	¥(292.5)	¥1,203.8

For the fiscal year ended March 31, 2017:

	Wholesale Business Unit	Retail Business Unit	International Business Unit	Global Markets Business Unit	Head office account and others	Total
	(In billions)
Consolidated gross profit(1)	¥776.4	¥1,313.9	¥566.1	¥346.8	¥(82.5)	¥2,920.7
General and administrative expenses	(344.8)	(1,041.1)	(241.2)	(50.2)	(135.1)	(1,812.4)
Others(2)	45.6	12.1	38.5	8.2	(79.8)	24.6

Consolidated net business profit	¥477.2	¥284.9	¥363.4	¥304.8	¥(297.4)	¥1,132.9

For the fiscal year ended March 31, 2016:

	Wholesale Business Unit	Retail Business Unit	International Business Unit	Global Markets Business Unit	Head office account and others	Total
	(In billions)
Consolidated gross profit(1)	¥749.2	¥1,272.7	¥588.8	¥354.1	¥(60.8)	¥2,904.0
General and administrative expenses	(325.3)	(1,000.6)	(236.5)	(49.2)	(113.2)	(1,724.8)
Others(2)	48.0	10.0	(23.9)	8.8	(79.2)	(36.3)

Consolidated net business profit	¥471.9	¥282.1	¥328.4	¥313.7	¥(253.2)	¥1,142.9

(1)	Consolidated gross profit = (Interest income – Interest expenses) + Trust fees + (Fee and commission income – Fee and commission expenses) + (Trading income – Trading losses) + (Other operating income – Other operating expenses).
(2)	“Others” includes share of profit or loss of equity-method associates and cooperated profit and loss, that is, profit and loss double-accounted for in the managerial accounting.

Reconciliation of Segmental Results of Operations to Consolidated Income Statement

The figures provided in the tables above are calculated by aggregating the figures used for management reporting under Japanese GAAP for each segment. The total amount of consolidated net business profit that is calculated by each segment based on the internal managerial data is reconciled to profit before tax reported in the consolidated financial statements under IFRS as shown in the following table:

	For the fiscal year ended March 31,
	2018	2017	2016
	(In billions)
Consolidated net business profit	¥1,203.8	¥1,132.9	¥1,142.9
Differences between management reporting and Japanese GAAP:
Total credit costs	(94.2)	(164.4)	(102.8)
Gains on equity instruments	118.9	55.0	69.0
Extraordinary gains or losses and others	(119.6)	(44.2)	(128.9)

Profit before tax under Japanese GAAP	1,108.9	979.3	980.2

Differences between IFRS and Japanese GAAP:
Scope of consolidation	(1.6)	(12.0)	(3.1)
Derivative financial instruments	(20.7)	(110.9)	173.1
Investment securities	68.8	(8.8)	56.6
Loans and advances	(33.5)	(0.7)	(35.2)
Investments in associates and joint ventures	(1.6)	(15.9)	53.4
Property, plant and equipment	1.0	1.3	1.3
Lease accounting	(0.5)	(3.7)	(1.5)
Defined benefit plans	(13.2)	22.9	6.6
Foreign currency translation	12.7	3.6	61.7
Classification of equity and liability	14.1	8.4	5.4
Others	(15.4)	16.9	27.2

Profit before tax under IFRS	¥1,119.0	¥880.4	¥1,325.7

Operating Income by Geographical Area

To identify income attributed to each geographical area for the purposes of this disclosure, they are aggregated based on the geographical location of the booking entity, with the assumption that transactions booked in booking entities are deemed to have occurred in their respective geographical areas.

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
Domestic(1):
Japan	¥2,670,858	¥2,356,627	¥2,840,058

Total domestic	2,670,858	2,356,627	2,840,058

Foreign(1)(2):
Americas	350,118	313,742	196,399
Europe and Middle East	484,807	401,320	352,232
Asia and Oceania	306,564	276,206	299,537

Total foreign	1,141,489	991,268	848,168

Total operating income(3)	¥3,812,347	¥3,347,895	¥3,688,226

(1)	The geographical segmentation is determined based on the degrees of the following factors: geographic proximity, similarity of economic activities and relationship of business activities among regions.
(2)	Americas includes the United States, Brazil, Canada and others; Europe and Middle East include the United Kingdom, Germany, France and others; Asia and Oceania include China, Singapore, Australia and others except Japan.
(3)	Total operating income comprises net interest income, net fee and commission income, net trading income, net income (loss) from financial assets at fair value through profit or loss, net investment income and other income.